Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2020
Exploration For And Evaluation Of Mineral Resources [Abstract]
Detailed information about exploration and evaluation assets

	Exploration and Production			Oil Sands Mining and Upgrading	Total
	North America	North Sea	Offshore Africa
Cost
At December 31, 2018	$2,348	$—	$37	$252	$2,637
Additions	38	—	33	—	71
Acquisition of Devon assets (note 7)	91	—	—	—	91
Transfers to property, plant and equipment	(219)	—	—	—	(219)
Foreign exchange adjustments	—	—	(1)	—	(1)
At December 31, 2019	2,258	—	69	252	2,579
Additions/Acquisitions	40	—	15	—	55
Transfers to property, plant and equipment	(194)	—	—	—	(194)
Derecognitions and other	(3)	—	—	—	(3)
Foreign exchange adjustments	—	—	(1)	—	(1)
At December 31, 2020	$2,101	$—	$83	$252	$2,436